UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manikay Partners, LLC
Address:  375 Park Avenue
          Suite 2701
          New York, NY 10152


13F File Number: 028-13323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Name:     Sean McDuffy
Title:    Chief Operating Officer
Phone:    212-588-6200


Signature, Place, and Date of Signing

/s/  Sean McDuffy                New York, New York           May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Form 13F File Number            Name

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  $241,619
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name

1.        028-13324                     Manikay Master Fund, LP
----      -------------------           ------------------------------


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6       COL 7          COLUMN 8

                              TITLE OF                     VALUE     SHRS OR   SH/ PUT/  INVESTMENT     OTHR      VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION     MGRS   SOLE     SHARED  NONE
ALLOS THERAPEUTICS INC        COM               019777101   1,854      300,000 SH        SHARED-DEFINED 1      300,000
AMGEN INC                     NOTE  0.125% 2/0  031162AN0   4,695    5,000,000 PRN       SHARED-DEFINED 1            -
ASPEN INSURANCE HOLDINGS LTD  SHS               G05384105     449       20,000 SH        SHARED-DEFINED 1       20,000
AT&T INC                      COM               00206R102   8,820      350,000 SH        SHARED-DEFINED 1      350,000
CARNIVAL CORP                 PAIRED CTF        143658300   4,825      223,398 SH        SHARED-DEFINED 1      223,398
COMPANHIA VALE DO RIO DOCE    SPON ADR PFD      204412100   1,414      125,360 SH        SHARED-DEFINED 1      125,360
COCA COLA CO                  COM               191216100  10,482      238,500 SH        SHARED-DEFINED 1      238,500
COLGATE PALMOLIVE CO          COM               194162103   5,898      100,000 SH        SHARED-DEFINED 1      100,000
CV THERAPEUTICS INC           COM               126667104  17,892      900,000 SH        SHARED-DEFINED 1      900,000
EMBARQ CORP                   COM               29078E105   7,928      209,465 SH        SHARED-DEFINED 1      209,465
INTERNATIONAL GAME TECHNOLOG  DBCV  2.600%12/1  459902AP7     970    1,000,000 PRN       SHARED-DEFINED 1            -
JOHNSON & JOHNSON             COM               478160104  13,150      250,000 SH        SHARED-DEFINED 1      250,000
LEGG MASON INC                COM               524901105   7,950      500,000 SH        SHARED-DEFINED 1      500,000
MEDTRONIC INC                 NOTE  1.500% 4/1  585055AL0   4,713    5,000,000 PRN       SHARED-DEFINED 1            -
MICROSOFT CORP                COM               594918104   6,430      350,000 SH        SHARED-DEFINED 1      350,000
MOLSON COORS BREWING CO       CL B              60871R209  11,141      325,000 SH        SHARED-DEFINED 1      325,000
NEWS CORP                     CL A              65248E104   4,343      656,000 SH        SHARED-DEFINED 1      656,000
NOBLE CORPORATION             SHS               G65422100   9,636      400,000 SH        SHARED-DEFINED 1      400,000
NOVA CHEMICALS CORP           COM               66977W109   1,865      318,600 SH        SHARED-DEFINED 1      318,600
PETRO-CDA                     COM               71644E102   9,968      375,000 SH        SHARED-DEFINED 1      375,000
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG    71654V101   9,281      378,829 SH        SHARED-DEFINED 1                    378,829
PFIZER INC                    COM               717081103   6,810      500,000 SH        SHARED-DEFINED 1      500,000
RESEARCH IN MOTION LTD        COM               760975102   2,427       56,295 SH        SHARED-DEFINED 1       56,295
ROHM & HAAS CO                COM               775371107  33,507      425,000 SH        SHARED-DEFINED 1      425,000
SCHERING PLOUGH CORP          COM               806605101  12,976      551,000 SH        SHARED-DEFINED 1      551,000
THINKORSWIM GROUP INC         COM               88409C105   7,595      879,107 SH        SHARED-DEFINED 1      879,107
TRANSOCEAN INC                NOTE  1.625%12/1  893830AU3   4,610    5,000,000 PRN       SHARED-DEFINED 1            -
WYETH                         COM               983024100  29,990      696,800 SH        SHARED-DEFINED 1      696,800









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